Property and Equipment, Net and Construction in Progress in Relation to The Headquarters Project	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and Equipment, Net and Construction in Progress in Relation to The Headquarters Project
7.
Property and Equipment, Net and Construction in Progress in Relation to The Headquarters Project

	As of December 31,
	2024	2025
	(in US$ thousands)
Cost:
Network equipment	$28,810	$29,744
Leasehold improvements	4,994	5,111
Electronic equipment	2,783	2,972
Furniture, computers and office equipment	1,027	891
Self-developed software	851	870
Total cost	38,465	39,588
Less: accumulated depreciation	(33,827)	(35,641)
Capitalized internal-use software development costs	42	—
Property and Equipment, Net	4,680	3,947
Construction in progress in relation to the headquarters project	44,486	84,239
Total	$49,166	$88,186

Depreciation expense recognized for the years ended December 31, 2023, 2024 and 2025 were US$7.1 million, US$3.5 million and US$2.0 million, respectively.

Construction in progress primarily represents the construction of headquarter building. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when it is ready for intended use, at which time depreciation commences.